Gold Bullion Loans (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Feb. 11, 2021	Dec. 23, 2020
IfrsStatementLineItems [Line Items]
Number of shares issued, amount		$ 3,900
Number of shares issued		14,840,305		32,923,078	5,554,588
Interest accretion expense		$ 584,000	$ 746,000
Gold bullion loans [member]
IfrsStatementLineItems [Line Items]
Proceeds from loan	200,000
Finance income (cost)	0	700,000	300,000
Interest accretion expense	$ 0	$ 30,000.00	$ 200,000